Accrued Expenses and Other Liabilities - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Pending Litigation [Member] | Compensatory damages [Member] | Company and chairman and chief executive officer of the company [Member]
Loss contingency accrual provision	$ 3,375